Trading Financial Assets and Futures Trading Activities (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Trading Financial Assets and Futures Trading Activities [Abstract]
Realized trading gains	$ 8.1
Unrealized gains on open futures positions	$ 2.1